Note 22 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Quarterly Financial Information [Text Block]
Note
22
- Selected Quarterly Financial Data (Unaudited)

The following tables contain unaudited statement of operations information for each quarter of
2019
and
2018.
The operating results for any quarter are
not
necessarily indicative of results for any future period.

2019 Quarters Ended:
(in thousands, except per share data)	Mar. 31	June 30	Sept. 30	Dec. 31	Total Year
Revenues:
Grant revenue	$-	$-	$-	$-	$-
License revenue with affiliate	40	158	-	-	198
Total revenues	40	158	-	-	198
Expenses:
Research and development	3,342	3,413	3,792	2,140	12,687
Selling, general and administrative	3,355	3,240	3,395	2,414	12,404
Total expenses	6,697	6,653	7,187	4,554	25,091
Operating loss	(6,657)	(6,495)	(7,187)	(4,554)	(24,893)
Other income / (expense), net	120	58	61	(2,821)	(2,582)
Net (loss) / income	$(6,537)	$(6,437)	$(7,126)	$(7,375)	$(27,475)
Net (loss) / income per common share - basic and diluted	$(0.61)	$(0.60)	$(0.66)	$(0.64)	$(2.51)
Weighted average number of common shares outstanding - basic and diluted	10,714	10,730	10,730	11,532	10,928

2018 Quarters Ended:
(in thousands, except per share data)	Mar. 31	June 30	Sept. 30	Dec. 31	Total Year
Revenues:
Grant revenue	$-	$695	$70	$-	$765
License revenue with affiliate	204	356	159	304	1,023
Total revenues	204	1,051	229	304	1,788
Expenses:
Research and development	3,118	2,879	2,197	2,368	10,562
Selling, general and administrative	1,926	1,208	1,500	2,787	7,421
Total expenses	5,044	4,087	3,697	5,155	17,983
Operating loss	(4,840)	(3,036)	(3,468)	(4,851)	(16,195)
Other income / (expense), net	328	(16)	(459)	(4,191)	(4,338)
Net (loss) / income	$(4,512)	$(3,052)	$(3,927)	$(9,042)	$(20,533)
AEROSURF warrant dividend	-	-	-	(12,505)	(12,505)
Deemed dividend on preferred stock	-	-	-	(1,718)	(1,718)
Net (loss) / income attributable to common shareholders	$(4,512)	$(3,052)	$(3,927)	$(23,265)	$(34,756)
Net (loss) / income per common share - basic and diluted	$(4.19)	$(2.44)	$(3.13)	$(9.71)	$(23.20)
Weighted average number of common shares outstanding - basic and diluted	1,076	1,250	1,256	2,397	1,498